Net Income Per Share (EPS) (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Accounting Policies [Abstract]
Computation of diluted EPS

Common stock equivalents are included in the diluted income per share calculation only when option exercise prices are lower than the average market price of the common shares for the period presented.

	Three Months Ended October 31,
	2019	2018
Weighted average number of common shares outstanding - Basic	53,186,407	22,806,777
Potentially dilutive common stock equivalents	—	31,892,421
Weighted average number of common and equivalent shares outstanding - Diluted	53,186,407	54,699,198

Common stock equivalents are included in the diluted income per share calculation only when option exercise prices are lower than the average market price of the common shares for the period presented.

	Year Ended
	July 31,	July 31,
	2019	2018
Weighted average number of common shares outstanding - Basic	48,360,127	1,068,100
Potentially dilutive common stock equivalents	5,157,374	1,523,028
Weighted average number of common and equivalent shares outstanding-Diluted	53,517,501	2,591,129

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following table provides weighted average number of common stock equivalents not included in diluted income per share, because the effects are anti-dilutive, for the three months ended October 31, 2019 and 2018, respectively.

	Three Months Ended October 31,
	2019	2018
Series H Convertible Preferred Stock	—	25,200,000
Series I Convertible Preferred Stock	—	6,636,000
Convertible debt	3,744,548	—
Stock options	8,871,675	2,747,850
Warrants	15,405,395	—
Total	28,021,618	34,583,850

The following table provides weighted average number of common stock equivalents not included in diluted income per share, because the effects are anti-dilutive, for the years ended July 31, 2019 and 2018, respectively.

	Year Ended
	July 31,	July 31,
	2019	2018
Stock options	2,831,301	17,850
Warrants	15,399,681	—
Total	18,230,982	17,850